Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions									3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2021	Aug. 26, 2021	May 26, 2021	Feb. 25, 2021	Nov. 25, 2020	Sep. 02, 2020	May 26, 2020	Feb. 25, 2020	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2020	Oct. 22, 2021
Dividend Payment [Abstract]
Per common share (in dollars per share)		$ 0.02	$ 0.04	$ 0.05	$ 0.20	$ 0.48	$ 0.35	$ 0.32		$ 0.11	$ 1.35
Subsequent events [Member]
Dividend Payment [Abstract]
Amount of distribution of equity to be returned to members by DNK												$ 300.0
Per common share (in dollars per share)	$ 0.02
Dividend payable date	Nov. 23, 2021
Dividend payable, record date	Nov. 16, 2021
Forecast [Member] | Bottom of range [member]
Dividend Payment [Abstract]
Amount of distribution of equity expected to be received									$ 5.5
Forecast [Member] | Top of range [member]
Dividend Payment [Abstract]
Amount of distribution of equity expected to be received									$ 6.5